Dividends (Tables)	12 Months Ended
Dec. 31, 2023
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Details of dividend declared
(1)	Details of dividends declared
Details of dividend declared in Parent Company for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won, except for face value and share data)
Year	Dividend type	Number of shares outstanding	Face value (in won)	Dividend ratio(*)	Dividends
2023	Cash dividends (Interim)	218,466,141	100	830%	~~W~~	181,327
	Cash dividends (Interim)	218,473,140	100	830%		181,333
	Cash dividends (Interim)	216,412,898	100	830%		179,623
	Cash dividends (Year-end)	212,699,730	100	1,050%		223,335

					~~W~~	765,618

2022	Cash dividends (Interim)	218,002,830	100	830%	~~W~~	180,942
	Cash dividends (Interim)	218,032,053	100	830%		180,967
	Cash dividends (Interim)	218,032,053	100	830%		180,967
	Cash dividends (Year-end)	218,032,053	100	830%		180,967

					~~W~~	723,843

2021	Cash dividends (Interim)	217,616,645	100	1,635%	~~W~~	355,804
	Cash dividends (Year-end)	217,582,152	100	1,660%		361,186

					~~W~~	716,990

(*)	Dividend ratio is calculated by dividing dividend per share by the par value of a share.

Dividends yield ratios
(2)	Dividends yield ratio
Dividends yield ratios for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In won)
Year	Dividend type	Dividend per share	Closing price at year-end	Dividend yield ratio
2023	Cash dividends	3,540	50,100	7.07%
2022	Cash dividends	3,320	47,400	7.00%
2021	Cash dividends	3,295	57,900	5.69%